Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	$ (24,896)	$ 128,314		$ 111,860		$ 45,269
Land Under Development And Homes Completed And Under Construction [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at Measurement Date		94,751	[1],[2]	122,270	[3],[4]
Impairment Charges		34,835	[1],[2]	80,197	[3],[4]
Inventory Held For Future Development [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at Measurement Date		74,146	[1],[5]	48,445	[3],[6]
Impairment Charges		$ 93,479	[1],[5]	$ 31,663	[3],[6]

[1]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
[2]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
[3]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
[4]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
[5]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.
[6]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.